Prepaid Expenses And Other Assets - Summary of Prepayments and Other Assets (Detail) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments and accrued income including contract assets [abstract]
Prepaid insurance		$ 348,063	$ 122,893
Advances		121,806	38,593
Deposits		862,338	189,734
Prepaid licenses		938,887	1,075,797
Prepaid services		505,448	292,552
Other prepaid costs		197,962	325,481
Other assets		3,423	293,116
Prepaid expenses and other assets		2,977,927	2,338,166
Current portion	$ 2,497,798	2,355,350	1,326,319
Non-current portion		$ 622,577	$ 1,011,847